S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 05, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our directors and officers and certain of our affiliates currently have fiduciary duties or contractual obligations that may present a conflict of interest:
Individual	Entity	Entity’s Business	Affiliation
Christopher Sorrells	Spring Valley III	SPAC	Chairman and CEO
	Spring Valley IV	SPAC	Chairman and CEO
Robert Kaplan	Spring Valley III	SPAC	COO and Head of Business Development
	Spring Valley IV	SPAC	COO and Head of Business Development
	Eagle Nuclear Energy Corp.	Energy	Director
Jeff Schramm	Spring Valley III	SPAC	Chief Financial Officer
	Spring Valley IV	SPAC	Chief Financial Officer
David Buzby	Spring Valley IV	SPAC	Director
	Spring Valley III	SPAC	Director
	Stem, Inc.	Energy storage/grid services	Chairman
	Wondrwall Holdco Ltd.	Software	Chairman
Richard Thompson	Spring Valley III	SPAC	Director
	Spring Valley IV	SPAC	Director
Deborah Frodl	ITC Holdings Corp.	Energy	Director
	Greenbelt Capital Partners	Private equity investments	Operating Partner
	Spring Valley III	SPAC	Director
	Spring Valley IV	SPAC	Director